Schedule of Investments
(unaudited)
May 31, 2024
iShares
®
Short Treasury Bond ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28%
(a) (b) (c)
................ 1,380,977,812 $ 1,380,977,812
Total Money Market Funds — 7 .2%
(Cost: $ 1,380,977,812 ) ............................ 1,380,977,812
Par (000)
Pa r (000)
U.S. Treasury Obligations — 102.3%
U.S. Treasury Bills
(d)
5.24% , 06/04/24 .................. USD 508,090 508,016,361
5.31% , 06/06/24 .................. 367,559 367,398,385
5.27% , 06/11/24 .................. 190,780 190,556,597
5.26% , 06/13/24
(e)
................. 745,415 744,325,130
5.32% , 06/18/24 .................. 611,120 609,777,964
5.31% , 06/25/24 .................. 469,144 467,633,795
2.77% , 07/02/24 .................. 840,304 836,741,750
5.25% , 07/05/24 .................. 1,094,913 1,089,779,687
5.30% , 07/09/24 .................. 650,832 647,402,929
5.35% , 07/11/24 .................. 428,924 426,537,493
5.31% , 07/16/24 .................. 556,891 553,382,833
5.11% , 07/18/24 .................. 486,804 483,604,384
5.32% , 07/23/24 .................. 203,147 201,658,870
5.22% , 07/25/24 .................. 571,059 566,703,324
2.71% , 07/30/24 .................. 824,337 817,460,224
5.21% , 08/15/24 .................. 950,867 940,763,802
5.33% , 08/20/24 .................. 254,631 251,736,836
5.24% , 08/22/24 .................. 319,007 315,296,084
5.31% , 08/29/24 .................. 817,795 807,438,992
5.34% , 09/03/24 .................. 305,456 301,369,509
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
5.36% , 09/05/24 .................. USD 580,714 $ 572,798,375
5.24% , 09/12/24 .................. 524,240 516,569,860
5.33% , 09/17/24 .................. 303,465 298,791,809
5.33% , 09/24/24 .................. 101,560 99,895,977
5.41% , 10/01/24 .................. 400,000 393,074,860
5.33% , 10/03/24 .................. 1,242,458 1,220,605,042
5.26% , 10/10/24 .................. 470,210 461,431,177
5.30% , 10/24/24 .................. 203,697 199,490,733
5.38% , 10/31/24 .................. 866,784 848,041,099
5.30% , 11/14/24 .................. 405,195 395,657,560
5.30% , 11/21/24 .................. 243,262 237,304,849
5.18% , 11/29/24 .................. 180,255 175,634,037
4.83% , 12/26/24
(e)
................. 510,974 496,206,080
4.81% , 01/23/25
(e)
................. 566,830 548,693,953
4.94% , 02/20/25 .................. 372,210 358,683,269
5.06% , 03/20/25 .................. 627,951 602,741,154
5.17% , 04/17/25 .................. 613,952 587,034,159
5.15% , 05/15/25 .................. 405,195 386,034,487
Total U.S. Treasury Obligations — 102 .3%
(Cost: $ 19,527,859,796 ) ............................ 19,526,273,429
Total Short-Term Securities — 109.5%
(Cost: $ 20,908,837,608 ) ............................ 20,907,251,241
Total Investments — 109 .5%
(Cost: $ 20,908,837,608 ) ............................ 20,907,251,241
Liabilities in Excess of Other Assets — (9.5) % ............. (1,819,164,598)
Net Assets — 100.0% ...............................
$ 19,088,086,643
(a)
Affiliate of the Fund.
(b)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
(e)
All or a portion of this security is on loan.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
Shares
Held at
05/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 1,530,557,500 $ — $ (149,579,688)
(a)
$ — $ — $ 1,380,977,812 1,380,977,812 $ 3,143,946
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Short Treasury Bond ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Money Market Funds ...................................... $ 1,380,977,812 $ — $ — $ 1,380,977,812
U.S. Treasury Obligations ................................... — 19,526,273,429 — 19,526,273,429
$ 1,380,977,812 $ 19,526,273,429 $ — $ 20,907,251,241
Currency Abbreviation
USD United States Dollar